December 1, 1995
                    DREYFUS-WILSHIRE TARGET FUNDS, INC.
                         SUPPLEMENT TO PROSPECTUS
                         DATED NOVEMBER 15, 1995
        THE FOLLOWING INFORMATION SUPPLEMENTS OR REPLACES THE INFORMATION CONTAINED IN THE SECTIONS OF THE FUND'S PROSPECTUS ENTITLED "MANAGEMENT OF THE FUND," "SHAREHOLDER SERVICES" AND "HOW TO REDEEM FUND SHARES":
        Dreyfus Transfer, Inc., a wholly-owned subsidiary of The Dreyfus Corporation, is located at One American Express Plaza, Providence, Rhode Island 02903, and serves as the Fund's Transfer and Dividend Disbursing Agent (the "Transfer Agent").
        Effective January 1, 1996, the telephone number for the following transactions is 1-800-645-6561 or, if you are calling from overseas, 516-794-5452:
        *      Telephone Exchange Privilege
        *      Wire Redemption Privilege
        *      Telephone Redemption Privilege
WILSs120195




                                                         December 1, 1995

                    DREYFUS-WILSHIRE TARGET FUNDS, INC.

             Supplement to Statement of Additional Information
                           Dated November 15, 1995

     The following information supplements and supersedes any contrary information contained in the Fund's Statement of Additional Information:

Effective December 1, 1995, Dreyfus Transfer, Inc. (the "Transfer Agent") became the Fund's transfer and dividend disbursing agent. The transfer agent, a wholly owned subsidiary of the Manager, is located at One American Express Plaza, Providence, Rhode Island 02903. Under a transfer agency agreement with the Fund, the Transfer Agent arranges for the maintenance of shareholder account records for the Fund, the handling of certain communications between shareholders and the Fund and the payment of dividends and distributions payable by the Fund. For these services, the Transfer Agent receives a monthly fee computed on the basis of the number of shareholder accounts it maintains for the Fund during the month, and is reimbursed for certain out-of-pocket expenses. The Transfer Agent has no part in determining the investment policies of the Fund or which securities are to be purchased or sold by the Fund.